Condensed Statement of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Common Stock Par value $0.0001 Series A Convertible Preferred Stock	Common Stock Par value $0.0001 Series B Convertible Preferred Stock	Common Stock Par value $0.0001	Additional Paid-in Capital Series A Convertible Preferred Stock	Additional Paid-in Capital Series B Convertible Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Total
Balance at Dec. 31, 2016						$ 41	$ (454)				$ (413)
Balance (in shares) at Dec. 31, 2016			4,972,373
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense						32					32
Net loss							(4,282)				(4,282)
Balance at Dec. 31, 2017						775	(4,736)		$ 6,254		(3,961)
Balance (in shares) at Dec. 31, 2017			5,458,450						3,093,898
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense						26
Net loss							(2,335)				(2,335)
Balance at Mar. 31, 2018						801	(7,071)				(6,296)
Balance (in shares) at Mar. 31, 2018			5,458,450
Balance at Dec. 31, 2017						775	(4,736)		$ 6,254		(3,961)
Balance (in shares) at Dec. 31, 2017			5,458,450						3,093,898
Increase (Decrease) in Stockholders' Equity
Net loss											(9,802)
Balance at Sep. 30, 2018						992	(14,537)				(13,571)
Balance (in shares) at Sep. 30, 2018			5,504,360
Balance at Dec. 31, 2017						775	(4,736)		$ 6,254		(3,961)
Balance (in shares) at Dec. 31, 2017			5,458,450						3,093,898
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan						47					$ 47
Exercise of options for common stock issued under Equity Incentive Plan (in shares)			55,081								55,081
Stock-based compensation expense						272					$ 272
Net loss							(16,521)				(16,521)
Balance at Dec. 31, 2018						1,665	(21,257)		$ 6,254	$ 29,156	(19,592)
Balance (in shares) at Dec. 31, 2018			5,513,531						3,093,898	4,001,848
Balance at Mar. 31, 2018						801	(7,071)				(6,296)
Balance (in shares) at Mar. 31, 2018			5,458,450
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan						9					9
Exercise of options for common stock issued under Equity Incentive Plan (in shares)			9,171
Stock-based compensation expense						76					76
Net loss							(3,185)				(3,185)
Balance at Jun. 30, 2018						886	(10,256)				(9,396)
Balance (in shares) at Jun. 30, 2018			5,467,621
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan						28					28
Exercise of options for common stock issued under Equity Incentive Plan (in shares)			36,739
Stock-based compensation expense						78					78
Net loss							(4,281)				(4,281)
Balance at Sep. 30, 2018						992	(14,537)				(13,571)
Balance (in shares) at Sep. 30, 2018			5,504,360
Balance at Dec. 31, 2018						1,665	(21,257)		$ 6,254	$ 29,156	(19,592)
Balance (in shares) at Dec. 31, 2018			5,513,531						3,093,898	4,001,848
Increase (Decrease) in Stockholders' Equity
Issuance of common stock warrants in connection with the issuance of Series B convertible preferred stock						80					80
Stock-based compensation expense						325					325
Net loss							(8,730)				(8,730)
Balance at Mar. 31, 2019						2,070	(29,987)				(27,917)
Balance (in shares) at Mar. 31, 2019			5,513,531
Balance at Dec. 31, 2018						1,665	(21,257)		$ 6,254	$ 29,156	$ (19,592)
Balance (in shares) at Dec. 31, 2018			5,513,531						3,093,898	4,001,848
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan (in shares)											81,988
Conversion of convertible preferred stock into common stock upon closing of initial public offering											$ 38,461
Net loss											(27,880)
Balance at Sep. 30, 2019			$ 1			79,872	(49,137)	$ 11			30,747
Balance (in shares) at Sep. 30, 2019			17,134,190
Balance at Mar. 31, 2019						2,070	(29,987)				(27,917)
Balance (in shares) at Mar. 31, 2019			5,513,531
Increase (Decrease) in Stockholders' Equity
Conversion of convertible preferred stock into common stock upon closing of initial public offering				$ 6,254	$ 32,207				$ 6,254	$ 32,207
Conversion of convertible preferred stock into common stock upon closing of initial public offering (in shares)	3,093,898	4,444,773
Issuance of common stock upon initial public offering, net of issuance costs of $5,383			$ 1			34,617					34,618
Issuance of common stock upon initial public offering, net of issuance costs of $5,383 (in shares)			4,000,000
Stock-based compensation expense						3,279					3,279
Net loss							(8,437)				(8,437)
Balance at Jun. 30, 2019			$ 1			78,427	(38,424)				40,004
Balance (in shares) at Jun. 30, 2019			17,052,202
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan						226					226
Exercise of options for common stock issued under Equity Incentive Plan (in shares)			81,988
Stock-based compensation expense						1,219					1,219
Net loss							(10,713)				(10,713)
Other comprehensive income (loss)								11			11
Balance at Sep. 30, 2019			$ 1			$ 79,872	$ (49,137)	$ 11			$ 30,747
Balance (in shares) at Sep. 30, 2019			17,134,190